Consolidated Statements of Changes in Equity (Deficit) - USD ($) $ in Thousands		Share capital and premium	Reserve from share-based payment transactions	Warrants	Transactions with non- controlling interests	Foreign currency translation reserve	Accumulated deficit	Total	Non-controlling interests	Total
Balance at Dec. 31, 2019		$ 46,100	$ 4,862		$ 261	$ 497	$ (51,706)	$ 14		$ 14
Income (loss)							(2,638)	(2,638)		(2,638)
Warrants reclassification
Issue of share capital		1,462						1,462		1,462
Non-controlling interests					298			298	53	351
Expiration of share options		159	(159)
Cost of share-based payment			169					169		169
Balance at Jun. 30, 2020		47,721	4,872		559	497	(54,344)	(695)	53	(642)
Balance at Dec. 31, 2019		46,100	4,862		261	497	(51,706)	14		14
Income (loss)							(3,482)	(3,482)	(53)	(3,535)
Warrants reclassification				$ (464)				(464)		(464)
Non-controlling interests					298			298	53	351
Issue of share capital, net of issue expenses	[1]	2,763		2,207				4,970		4,970
Conversion of convertible debentures		3						3		3
Expiration of share options		638	(638)
Cost of share-based payment			91					91		91
Balance at Dec. 31, 2020		49,040	4,315	2,207	559	497	(55,188)	1,430		1,430
Income (loss)							(2,650)	(2,650)		(2,650)
Issue of share capital, net of issue expenses	[2]	3,365		4,334				7,699		7,699
Exercise of warrants (Note 4c)		1,370		(285)				1,085		1,085
Expiration of share options		27	(27)
Cost of share-based payment			24					24		24
Balance at Jun. 30, 2021		$ 53,802	$ 4,312	$ 6,256	$ 559	$ 497	$ (57,838)	$ 7,588		$ 7,588

[1]	Net of issue expenses of $784 thousand.
[2]	Net of issue expenses of $449 thousand.